Statements Of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (THE "MASTER FUND")	$ 134,225,312	$ 228,943,314
DUE FROM THE MASTER FUND	7,461,925	5,596,779
CASH	45,325	1,516,001
TOTAL	141,732,562	236,056,094
LIABILITIES:
Capital contributions received in advance	43,000	1,513,559
Capital withdrawals payable	7,461,925	5,596,779
Due to the Master Fund	2,325	2,442
Total liabilities	7,507,250	7,112,780
PARTNERS' CAPITAL:
General Partner	2,572,915	3,228,323
Total limited partners	131,652,397	225,714,991
Total partners' capital	134,225,312	228,943,314
TOTAL	141,732,562	236,056,094
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	116,781,042	168,880,502
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	849.81	931.26
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	10,758,367	20,299,372
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	911.91	982.00
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	4,112,988	36,535,117
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	922.11	990.51
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $52,439,595 and $57,790,260)	52,444,713	57,802,756
Net unrealized appreciation on open futures and forward currency contracts	5,422,647	4,087,228
Due from brokers	1,015,003	5,627,293
Cash denominated in foreign currencies (cost $7,036,099 and $4,037,140)	7,037,511	4,058,372
Total equity in trading accounts	65,919,874	71,575,649
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $165,525,889 and $252,630,704)	165,550,471	252,687,230
CASH	6,375,769	17,495,371
ACCRUED INTEREST RECEIVABLE	517,220	1,702,482
DUE FROM MILLBURN MULTI-MARKETS LTD.	1,730	150
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	2,325	2,442
TOTAL	238,367,389	343,463,324
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	100,584	829,940
Cash denominated in foreign currencies (cost $0 and -$527,192)		531,601
Capital contributions received in advance		88,061
Capital withdrawals payable	8,971,204	6,313,976
Management fee payable	297,685	458,893
Selling commissions payable	208,312	296,630
Accrued expenses	257,634	206,798
Due to brokers	3,412,494	96,357
Commissions and other trading fees on open futures contracts	43,361	74,020
Due to General Partner	0	2,510
Total liabilities	13,291,274	8,898,786
PARTNERS' CAPITAL:
Total partners' capital	225,076,115	334,564,538
TOTAL	$ 238,367,389	$ 343,463,324